STRALEM FUND



                   645 Madison Avenue, New York, NY 10022-1010
                            TELEPHONE: (212) 888-8123
                               FAX: (212) 888-8152

February 2001

Dear Shareholder:

         For the year 2000, the Stralem Fund was up 1.51 % and the year-end 2000 Net Asset Value was $15.37 vs. $16.56 year-end 1999 ex-dividend.

         For the year 2000, as of January 18, 2000 (inception), the Stralem Equity Fund was up 5.70% on an annualized basis and the year-end 2000 Net Asset Value was $104.80 ex-dividend.

         As of December 31, 2000 assets of the Stralem Fund were distributed as follows:

         Money Market Funds/Treasury Bills/Misc.                         5.10%
         Treasury Bonds                                                 50.59%
         Equities                                                       44.31%


         As of December 31, 2000 assets of the Stralem Equity Fund were distributed as follows:

         Money Market Fund/Misc.                                        5.75%
         Equities-Up Market                                             60.05%
         Equities-Down Market                                           34.20%


         Attached are listings of the Stralem Fund and Stralem Equity Fund holdings as of December 31, 2000 as well as various comparative returns.



Very truly yours,

Philippe E Baumann
President


STRALEM FUND                        ** 00 DEC 29 **                                                RETURN
                                                                                                 YTD 2000
TBILLS/MMF/MISC                                    5.09%                      2,790,902
TREASURY BONDS                                    50.59%                     27,718,125
EQUITIES                                          44.31%                     24,277,671
                                             -----------                 --------------
TOTAL ASSETS                                     100.00%                    $54,786,698              1.4%

UNITS OUTSTANDING                            3,261,215                            SP500            -10.1%
                                                                                   DJIA             -6.2%
                          FUND NAV              $16.80                            NASDQ            -39.3%
----------------------------------------------------------------------------------------------------------
                                                          NY 4:00 PM                          VALUE
         TSY BONDS (-000)
$2,000                      5.625%            Feb 2006          102.375                         2,047,500
$13,000                     5.500%            May 2009          102.063                        13,268,125
$2,500                      7.500%            Nov 2016          120.594                         3,014,844
$4,500                      7.250%            Aug 2022          120.531                         5,423,906
$4,000                      5.500%            Aug 2028           99.094                         3,963,750

CREATING NEW INDUSTRIES                                           23.0%
          5,682      -      Agilent Tech                         54.750                           311,090
         29,800     A+      Hewlett-Packard                      31.563                           940,563
         34,000     A       Intel                                30.250                         1,028,500
         14,800     A-      Microsoft                            43.500                           643,800
         51,600     B+      Oracle                               29.063                         1,499,625
         41,600     B+      SunMicrosystems                      27.875                         1,159,600

CREATING NEW PRODUCTS                                             32.9%
         24,200     A       Bristol Myers                        73.938                         1,789,288
         17,200     A+      Johnson & Johns                     105.063                         1,807,075
         38,200     A       Medtronic                            60.375                         2,306,325
         22,200     A+      Merck                                93.625                         2,078,475

DOMINATES ITS INDUSTRY                                            44.1%
         30,100     A+      Automatic Data                       63.313                         1,905,706
         27,400     A+      Emerson Elec                         78.813                         2,159,463
         32,600     A+      Gap Inc                              25.500                           831,300
         31,800     A+      General Elec                         47.938                         1,524,413
         16,000     A+      MBIA Inc                             74.125                         1,186,000
         39,400     A+      McDonald's                           34.000                         1,339,600
         25,000     A+      Wal-Mart                             53.125                         1,328,125
          9,200     B       Whirlpool                            47.688                           438,725
                                                               --------                        ----------
                                                                 100.0%  EQUITIES              24,277,671
----------------------------------------------------------------------------------------------------------

                      RATES OF RETURN & GROWTH OF $10,000




                                GRAPHICS OMITTED


STRALEM FUND                                          ** 00 DEC 29 **                          RETURN INCEPTION
                                                                                                   JAN 18 00
MMF/MISC                                            5.8%                      1,887,203
EQUITIES UP MKT                                    60.0%                     19,693,169
                     DOWN MKT                      34.2%                     11,214,306
                                                 ------                     -----------
TOTAL ASSETS                                      100.0%                    $32,794,678                           5.4%

UNITS OUTSTANDING                              311,054                            SP500                          -9.9%

                          FUND NAV             $105.43                            NASDQ                         -39.2%
-----------------------------------------------------------------------------------------------------------------------
UP MARKET ISSUES                                          NY 4:00 PM                                 VALUE

CREATING NEW INDUSTRIES
          4,700      -      Agilent Tech                         54.750                                        257,325
         24,700     A+      Hewlett-Packard                      31.563                                        779,594
         28,800     A       Intel                                30.250                                        871,200
         18,400     A-      Microsoft                            43.500                                        800,400
         37,000     B+      Oracle                               29.063                                      1,075,313
         37,600     B+      SunMicrosystems                      27.875                                      1,048,100

CREATING NEW PRODUCTS
         19,600     A       Bristol Myers                        73.938                                      1,449,175
         14,900     A+      Johnson & Johns                     105.063                                      1,565,431
         24,500     A       Medtronic                            60.375                                      1,479,188
         17,000     A+      Merck                                93.625                                      1,591,625

DOMINATES ITS INDUSTRY
         21,900     A+      Emerson Elec                         78.813                                      1,725,994
         27,200     A+      Gap Inc                              25.500                                        693,600
         25,000     A+      General Elec                         47.938                                      1,198,438
         25,900     A+      MBIA Inc                             74.125                                      1,919,838
         33,500     A+      McDonald's                           34.000                                      1,139,000
         20,300     A+      Wal-Mart                             53.125                                      1,078,438
         21,400     B       Whirlpool                            47.688                                      1,020,513

DOWN MARKET ISSUES

NON CYCLICAL
         10,100     B+      Chevron                              84.563                                        854,081
         18,400     A+      Federal Home                         68.875                                      1,267,300
         16,200      B      Texaco                               62.125                                      1,006,425

HIGH YIELD/GROWING DIVIDENDS
         23,100     A-      Ameren Corp                          46.313                                      1,069,819
         27,500     A       Con Edison                           38.500                                      1,058,750
         29,700     B+      GPU Inc                              36.813                                      1,093,331
         26,300     A-      Progress Energy                      49.188                                      1,293,631
         34,800     A-      Southern Co                          33.250                                      1,157,100
         26,600     B       TXU Corp                             44.313                                      1,178,713
         42,500     A-      Xcell Energy                         29.063                                      1,235,156
-----------------------------------------------------------------------------------------------------------------------

                      RATES OF RETURN & GROWTH OF $10,000




                                GRAPHICS OMITTED

                           STRALEM FUND ANNUAL REPORT

         Wall Street is cloaked in traditions. One annual tradition is the January projections and advice for the year. During the first few weeks of January 2001, there has been a slew of articles in the newspapers and magazines, a slew of interviews on radio and television, and a slew of brokerage reports of, with, and by market strategists. These leading gurus of Wall Street are seldom intimidated by their past comments and/or predictions. Almost all of them believe that the stock market will not only be higher this year, but that it will make up last year's deficiency to the extent that the two-year period will produce a highly favorable return. These strategists not only foretell the level at which the market will end the year, but they also identify those sectors which will outperform the average market return. (We analyzed one publication's round table of leading strategists and found that, collectively, all sectors were expected to perform "above average"!) If you would suggest to any one of these strategists that they were trying to time the market, they would vociferously deny any such effort. Yet what is the purpose of these pronouncements but to say that the market (and/or a specific sector) is at a money making level.

         However, with more market participants accepting the fact that a slowdown will result in lower earnings, these investors put their faith in Federal Chairman Greenspan negotiating a "soft landing" for the economy; therefore, the markets will go higher. On January 3, 2001, Chairman Greenspan lowered rates and the markets went higher. We find this reaction to be somewhat naive as we do not believe that the Federal Reserve can take action that will cause: (1) the consumer to continue to borrow in ever increasing amounts to cause sales to rise even moderately; (2) businesses to hire new employees; (3) companies to increase capital expenditures; (4) companies to borrow monies to repurchase shares; (5) companies to pay overtime to build inventories; and a myriad of other practices that have propelled the economy and the stock markets.

         As you realize, our investment process does not engage in that kind activity. We concentrate on determining what kind of bull market is it. We then employ the appropriate structure and pricing system and hold the course until there has been a change. We have many peers who argue that the "correction" in the fourth quarter of 2000 has again placed the stock market at an attractive, money making level. While we do not think that the stock market is at an attractive level, we would not argue against their observation that the market is at a money making level: That's what a liquidity-driven market is all about.

         History teaches us that, in liquidity-driven bull markets, portfolio structure is as important if not more important than "stock picking" and that using historical ratios to determine pricing will not work. We shy away for making predictions, particularly about the future. However, we shall continue to structure the account so that it will take advantage of the rises and will be protected in the contractions.

                                  STRALEM FUND

                                  Stralem Fund
                               Stralem Equity Fund


                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2000

INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
Stralem Fund
New York, New York


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments in securities, of Stralem Fund comprising the Stralem Fund and the Stralem Equity Fund as of December 31, 2000. As it relates to the Stralem Fund series we have audited the related statement of operations for the year then ended and statements of changes in net assets for each of the years in the two-year period then ended, and the condensed financial information for each of the years in the five-year period then ended. As it relates to the Stralem Equity Fund series we have audited the related statement of operations, statement of changes in net assets and the condensed financial information for the period January 18, 2000 (inception) through December 31, 2000. These financial statements and the condensed financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information enumerated above present fairly, in all material respects, the financial position of Stralem Fund as of December 31, 2000, and as it relates to the Stralem Fund series, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the condensed financial information for each of the years in the five-year period then ended. As it relates to the Stralem Equity Fund series the results of its operations, the changes in its net assets and the condensed financial information for the period January 18, 2000 (inception) through December 31, 2000, all in conformity with generally accepted accounting principles.


New York, New York
January 26, 2001

STRALEM
FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

                                                               Stralem         Stralem Equity
                                                                Fund                Fund
                                                                ----                ----
ASSETS
Investments, at market value
   Common stocks                                         $     24,277,652    $   30,907,454
   United States Government obligations                        30,695,585                 -
   Money market mutual funds                                    2,311,654         2,414,858
                                                         ----------------    --------------
                                                               57,284,891        33,322,312

Cash                                                              307,917           101,741
Interest and dividends receivable                                 402,338            49,996
Other                                                                   -             1,067
                                                         ----------------    --------------

                                                               57,995,146        33,475,116
LIABILITIES
   Payable for shares reacquired                                3,028,593           531,350
   Accrued expenses                                               173,392           151,463
   Dividends payable                                            4,663,537           192,853
                                                         ----------------    --------------
                                                                7,865,522           875,666
                                                         ----------------    --------------
Net assets applicable to outstanding shares of
beneficial interest                                      $     50,129,624    $   32,599,450
                                                         ================    ==============

Net asset value per share - based on 3,261,215 shares
(Stralem Fund) and 311,054 shares (Equity Fund) of
beneficial interest outstanding (offering price and
redemption price)                                                  $15.37           $104.80
                                                                   ======           =======

See notes to financial statements

STRALEM
FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2000

    Number of
     Shares                                                      Market Value
     ------                                                      ------------

                  Common stocks (42.38%):
                     Computer and Peripherals (3.66%):
     29,800             Hewlett-Packard Co.                      $    940,542
    *41,600             Sun Microsystems                            1,159,600
                     Computer Software and Service (7.07%):
     30,100             Automatic Data Processing, Inc.             1,905,706
    *14,800             Microsoft Corp.                               643,800
    *51,600             Oracle Corp.                                1,499,625
                     Electrical Equipment (6.43%):
     27,400             Emerson Electric Co.                        2,159,463
     31,800             General Electric Company                    1,524,413
                     Home Appliance (.77%):
      9,200             Whirlpool Corp.                               438,725
                     Insurance (2.07%)
     16,000             MBIA, Inc.                                  1,186,000
                     Medical Supplies (7.18%):
     17,200             Johnson & Johnson                           1,807,075
     38,200             Medtronic Inc.                              2,306,325
                     Personal Care (3.12%):
     24,200             Bristol-Myers Squibb                        1,789,288
                     Pharmaceuticals (3.63%):
     22,200             Merck & Co, Inc.                            2,078,475
                     Precision Instruments (.54%)
     *5,682             Agilent Technologies, Inc.                    311,090
                     Restaurant (2.34%):
     39,400             McDonalds Corp.                             1,339,600
                     Retail Stores (3.77%):
     32,600             The Gap                                       831,300
     25,000             Wal-Mart Stores, Inc.                       1,328,125
                     Semiconductor (1.80%):
     34,000             Intel Corp.                                 1,028,500
                                                                -------------
                                                                   24,277,652
                                                                -------------

STRALEM
FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)
December 31, 2000

      Face
      Value                                                        Market Value
      -----                                                        ------------

                   United States Government obligations (53.58%):
                      Treasury bonds and notes (48.38%):
   $  2,000,000          February 15, 2006; 5.625%                 $  2,047,500
    $13,000,000          May 15, 2009; 5.50%                         13,268,125
   $  2,500,000          November 15, 2016; 7.5%                      3,014,844
   $  4,500,000          August 15, 2022; 7.25%                       5,423,906
   $  4,000,000          August 15, 2028; 5.50%                       3,963,750

                      Treasury bills (5.20%):
   $  1,000,000          February 1, 2001                               994,472
   $  2,000,000          February 22, 2001                            1,982,988
                                                                   ------------
                                                                     30,695,585

                   Money market mutual funds (4.04%):
                      Short-Term Income Fund                          1,810,452
                      Short-Term Income Fund-Government                 501,202
                                                                   ------------
                                                                      2,311,654

Total Portfolio (cost $38,554,316)                                 $ 57,284,891
                                                                   ============
* Nonincome producing


See notes to financial statements

STRALEM EQUITY
FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2000

   Number of
     Shares                                                        Market Value
     ------                                                        ------------

              Common stocks (92.75%):
                 Computer and Peripherals (5.49%):
     24,700         Hewlett-Packard Co.                            $   779,570
    *37,600         Sun Microsystems                                 1,048,100
                 Computer Software and Service (5.63%):
    *18,400         Microsoft Corp.                                    800,400
    *37,000         Oracle Corp.                                     1,075,313
                 Electrical Equipment (8.78%):
     21,900         Emerson Electric Co.                             1,725,994
     25,000         General Electric Company                         1,198,438
                 Electric Utility (Central) (10.45%)
     23,100         Ameren Corp.                                     1,069,819
     26,600         Txu Corp.                                        1,178,713
     42,500         Xcel Energy, Inc.                                1,235,156
                 Electric Utility (East) (13.81%)
     27,500         Consolidated Edison, Inc.                        1,058,750
     29,700         GPU, Inc.                                        1,093,331
     26,300         Progress Energy, Inc                             1,293,631
     34,800         Southern Co.                                     1,157,100
                 Home Appliance (3.06%):
     21,400         Whirlpool Corp.                                  1,020,513
                 Insurance (5.76%)
     25,900         MBIA, Inc.                                       1,919,838
                 Medical Supplies (9.14%):
     14,900         Johnson & Johnson                                1,565,431
     24,500         Medtronic Inc.                                   1,479,188
                 Personal Care (4.35%):
     19,600         Bristol-Myers Squibb                             1,449,175
                 Petroleum (5.58%)
     10,100         Chevron Corp.                                      854,081
     16,200         Texaco, Inc.                                     1,006,425
                 Pharmaceuticals (4.78%):
     17,000         Merck & Co, Inc.                                 1,591,625
                 Precision Instruments (.77%)
      4,700         Agilent Technologies, Inc.                         257,325
                 Restaurant (3.42%):
     33,500         McDonalds Corp.                                  1,139,000
                 Retail Stores (5.32%):
     27,200         The Gap                                            693,600
     20,300         Wal-Mart Stores, Inc.                            1,078,438
                 Semiconductor (2.61%):
     28,800         Intel Corp.                                        871,200
                 Thrift (3.80%)
     18,400         Federal Home Loan Mortgage Corp.                 1,267,300
                                                                   -----------
                                                                    30,907,454
              Money Market Mutual Funds (7.25%)
                Short-term Income Fund                               2,414,858
                                                                   -----------
Total Portfolio (cost $31,506,804)                                 $33,322,312
                                                                   ===========
* Nonincome producing


See notes to financial statements

STRALEM
FUND
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2000

                                                        Stralem   Stralem Equity
                                                         Fund          Fund*
                                                         ----          -----
Investment income:
   Interest                                           $ 1,844,632   $   203,152
   Dividends                                              290,611       459,099
                                                      -----------   -----------
                                                        2,135,243       662,251
                                                      -----------   -----------
Expenses:
   Investment advisory                                    582,327       399,476
   Legal fees                                              29,206        68,522
   Auditing fees                                           21,522        14,941
   Administration expenses                                 25,000             -
   Directors' fees                                          1,500         1,500
   Taxes                                                    4,220         2,784
   Miscellaneous                                           10,569         9,862
                                                      -----------   -----------
                                                          674,344       497,085
                                                      -----------   -----------
Net investment income                                   1,460,899       165,166
                                                      -----------   -----------

Net realized gain (loss) from security transactions     3,229,838      (784,034)
Net increase (decrease) in unrealized appreciation
of investments                                         (3,573,831)    1,815,508
                                                      -----------   -----------
Net gain (loss) on investments                           (343,993)    1,031,474
                                                      -----------   -----------
Net increase in net assets resulting from operations  $ 1,116,906   $ 1,196,640
                                                      ===========   ===========


*Period from January 18, 2000 (Commencement of Operations) to December 31, 2000.


See notes to financial statements


STRALEM
FUND
-------------------------------------------------------------------------------------------------------------------

Statements OF Changes in Net Assets

                                                                                   Stralem Fund
                                                                              Year Ended December 31,          Stralem Equity
                                                                             2000               1999               Fund*
                                                                             ----               ----               -----
Operations:
   Net investment income                                                $     1,460,899  $     1,246,260     $       165,166
   Net realized gain (loss) from security transactions                        3,229,838        1,943,052            (784,034)
   Net increase (decrease) in unrealized appreciation of investments         (3,573,831)       5,830,174           1,815,508
                                                                        ---------------  ---------------     ---------------
                                                                              1,116,906        9,019,486           1,196,640
                                                                        ---------------  ---------------     ---------------
Distributions to shareholders:
   Investment income                                                         (1,433,699)      (1,234,581)           (192,853)
   Realized gains                                                            (3,229,838)      (1,943,052)                  -
                                                                        ---------------  ---------------     ---------------
                                                                             (4,663,537)      (3,177,633)           (192,853)
                                                                        ---------------  ---------------     ---------------
Capital share transactions:
   Proceeds from shares sold                                                  5,642,814       13,173,478          32,510,649
   Proceeds from reinvestments of dividends                                   2,205,366        3,298,315                   -
   Cost of shares redeemed                                                  (19,965,045)      (5,182,756)           (914,986)
                                                                        ---------------  ---------------     ---------------
                                                                            (12,116,865)      11,289,037          31,595,663
                                                                        ---------------  ---------------     ---------------

Increase (decrease) in net assets                                           (15,663,496)      17,130,890          32,599,450
Net assets at January 1                                                      65,793,120       48,662,230                   -
                                                                        ---------------  ---------------     ---------------

Net assets at December 31                                               $    50,129,624  $    65,793,120     $    32,599,450
                                                                        ===============  ===============     ===============
Accumulated undistributed net investment
   income (loss) at end of year                                         $       204,620  $       177,420     $       (27,687)
                                                                        ===============  ===============     ===============
Number of Trust Shares:
   Sold                                                                         344,125          850,551             319,757
   Issued on reinvestment of dividends                                          133,902          217,567                   -
   Redeemed                                                                  (1,188,853)        (309,443)             (8,703)
                                                                        ---------------  ---------------     ---------------
   Net increase (decrease) in shares outstanding                               (710,826)         758,675             311,054
                                                                        ================ ===============     ===============


*Period from January 18, 2000 (Commencement of Operations) to December 31, 2000.


See notes to financial statements

STRALEM
FUND
--------------------------------------------------------------------------------

Notes to Financial Statements
December 31, 2000


NOTE A - ORGANIZATION

Stralem Fund (the "Fund") and Stralem Equity Fund (the "Equity Fund") are separate operating series of Stralem Fund (the "Trust"), a Delaware business trust formed under the laws of the State of Delaware with authority to issue an unlimited number of shares of beneficial interest. The Equity Fund commenced operations on January 18, 2000.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

[1]      Security valuation:

       Investments in securities traded on a national exchange are valued at the last reported sales price on the last business day of the year. Securities traded over-the-counter are valued on the basis of the average of the last reported bid prices. United States Treasury bonds, notes and bills are valued at the mean between the last reported bid and asked prices.

[2]      Federal income taxes:

       Each Fund intends to qualify as a regulated investment company as defined under the Internal Revenue Code and intends to distribute to its shareholders substantially all of its taxable income and capital gains. Therefore only nominal income tax provisions are required.

[3]      Other:

       Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Dividends to shareholders are recorded on the ex-dividend date.


NOTE C - INVESTMENT ADVISORY AGREEMENT

The Fund has an investment advisory contract with Stralem & Company Incorporated (the "Investment Advisor") that provides for a quarterly fee of 1/4 of 1% (equivalent to approximately 1% annually) of the average weekly net asset value of the Fund for the first $50,000,000 of net asset value decreasing to a quarterly rate of .1875 of 1% for the next $50,000,000 and .125 of 1% thereafter (equivalent to approximately 3/4 of 1% and 1/2 of 1%, respectively, annually). In addition, the Fund reimburses the Investment Advisor for its expenses attributable to the administration of the Fund, including a proportionate part of the compensation of the employees of the Investment Advisor who perform services, other than investment advisory services, for the Fund. Such reimbursement is limited by the contract to $25,000 per annum.

The Equity Fund has an investment advisory contract with the Investment Advisor that provides for a quarterly fee of 1/4 of 1.50% (equivalent to approximately 1.50% annually) of the average weekly net asset value of the Fund for the first $100,000,000 of net asset value decreasing to quarterly rate .3125 of 1% for the next $100,000,000 and .25 of 1% thereafter (equivalent to approximately 1.25% and 1%, respectively, annually). In addition, the Equity Fund reimburses the Investment Advisor for its expenses attributable to the administration of the Equity Fund, including a proportionate part of the compensation of the employees of the Investment Advisor who perform services, other than investment advisory services, for the Equity Fund. The Investment Advisor waived such reimbursement for the period ended December 31, 2000.

Certain officers and a trustee of the Trust are also officers of the Investment Advisor.

NOTE D - OTHER MATTERS

                                                           Fund     Equity Fund
                                                           ----     -----------

[1]     Unrealized appreciation at December 31, 2000   $18,859,435   $4,968,613
        Unrealized depreciation at December 31, 2000      (128,860)  (3,153,105)
                                                       -----------   ----------
                                                       $18,730,575   $1,815,508
                                                       ===========   ==========
[2]      Security transactions (excluding
         short-term securities):

           Purchases                                   $17,200,069  $31,143,487
           Sales                                        24,054,510    1,267,554

[3] During September 2000, a Registration Statement for the sale of beneficial interests in Stralem III Fund (an operating series of Stralem
       Fund) became effective. Such interests in the Stralem III Fund were issued during January 2001.


STRALEM
FUND
-------------------------------------------------------------------------------------------------------------------

Condensed Financial Information
(for a share outstanding throughout the year)
                                                                                                                Stralem Equity Fund*
                                                                               Stralem Fund                           Year Ended
                                                                          Year Ended December 31,                     December 31,
                                                         2000        1999         1998      1997           1996          2000
                                                         ----        ----         ----      ----           ----          ----

Net asset value, beginning of period                 $  16.56     $  15.14     $  13.15   $  11.66     $    11.55     $   100.00
                                                     --------     --------     --------   --------     ----------     ----------
Income from investment operations:
   Net investment income                                  .46          .32          .35        .41            .47            .53
   Net gains or (losses) on securities                   (.22)        1.90         2.90       2.00            .36           4.89
                                                     --------     --------     --------   --------     ----------     ----------
Total from investment income                              .24         2.22         3.25       2.41            .83           5.42
                                                     --------     --------     --------   --------     ----------     ----------
Less distributions:
   Dividends from net investment income                  (.44)        (.31)        (.34)      (.40)          (.47)          (.62)
   Distributions from capital gains                      (.99)        (.49)        (.92)      (.52)          (.25)            -
                                                     --------     --------     --------   --------     ----------     ----------

Total distributions                                     (1.43)        (.80)       (1.26)      (.92)          (.72)          (.62)
                                                     --------     --------     --------   --------     ----------     ----------
Net asset value, end of period                       $  15.37     $  16.56     $  15.14   $  13.15     $    11.66     $   104.80
                                                     ========     ========     ========   ========     ==========     ==========

Total return                                             1.51%       14.69%      24.70%      20.62%          7.22%          5.70%**

Ratios/supplemental data:
   Net assets, end of period (in thousands)           $50,130      $65,793      $48,662   $ 35,586     $   30,849    $    32,599
   Ratio of expenses to average net assets               1.11%        1.35%        1.18%      1.19%          1.21%          1.84%
   Ratio of net investment income to average
      net assets                                         2.40%        1.97%        2.30%      2.87%          3.72%           .61%
   Portfolio turnover rate                              30.00%       20.00%       18.00%     52.00%         17.00%          5.00%


*Period from January 18, 2000 (Commencement of Operations) to December 31, 2000.
** Total return on annualized basis


See notes to financial statements



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